MoA Mid Cap Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap® Value Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
Russell 1000® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
MoA Mid Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	10.78%	7.85%	7.47%
MoA Mid Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.28%	5.77%	5.46%
MoA Mid Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.37%	5.57%	5.33%